Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Information of Offsetting of Financial Assets and Financial Liabilities
The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2023 and 2024. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Amounts not offset on the balance sheet (3)		Net amounts
					Financial instruments (4)	Cash collateral

	(in billions of yen)
2023
Assets (1) :
Derivatives	12,932	—	12,932	(5)	(10,476)	(821)	1,635
Receivables under resale agreements	11,695	—	11,695	(6)	(10,565)	—	1,130
Receivables under securities borrowing transactions	1,892	—	1,892	(7)	(1,866)	—	26

Total	26,519	—	26,519		(22,907)	(821)	2,791

Liabilities (1) :
Derivatives	12,896	—	12,896	(5)	(10,141)	(843)	1,912
Payables under repurchase agreements	25,737	—	25,737	(6)	(25,113)	—	624
Payables under securities lending transactions	886	—	886	(7)	(755)	—	131

Total	39,519	—	39,519		(36,009)	(843)	2,667

2024
Assets (1) :
Derivatives	14,874	—	14,874	(5)	(11,525)	(1,065)	2,284
Receivables under resale agreements	20,535	—	20,535	(6)	(19,431)	—	1,103
Receivables under securities borrowing transactions	2,352	—	2,352	(7)	(2,261)	—	91

Total	37,761	—	37,761		(33,217)	(1,065)	3,478

Liabilities (1) :
Derivatives	14,918	—	14,918	(5)	(10,941)	(1,137)	2,840
Payables under repurchase agreements	38,105	—	38,105	(6)	(36,842)	—	1,262
Payables under securities lending transactions	1,350	—	1,350	(7)	(1,298)	—	52
Other liabilities (8)	71	—	71		(60)	—	11

Total	54,444	—	54,444		(49,142)	(1,137)	4,166

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.

(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥12,574 billion and ¥12,432 billion, respectively, at March 31, 2023, and ¥13,930 billion and ¥13,933 billion, respectively, at March 31, 2024.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥10,587 billion and ¥25,147 billion, respectively, at March 31, 2023, and ¥19,470 billion and ¥37,042 billion, respectively, at March 31, 2024.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥1,892 billion and ¥758 billion, respectively, at March 31, 2023, and ¥2,352 billion and ¥1,303 billion, respectively, at March 31, 2024.

(8)
Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.